SHARE CAPITAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Issued and paid up:
Number of shares, Balance	0
Number of shares, Balance	299,641,000	0
Share capital, Issue of ordinary shares		$ 0	$ 15,000
Share capital, Balance	$ 251,938	$ 292,503	$ (319,736)
Share capital [member]
Issued and paid up:
Number of shares, Balance	1
Number of shares, Issue of ordinary shares	19,063,832
Number of shares, Balance	19,063,833	1
Share capital, Issue of ordinary shares	$ 320,683
Share capital, Balance	$ 320,683